NOTE 10 - WARRANTS - Summary of Warrants (Details) - USD ($)	Aug. 31, 2021	Jan. 06, 2021	Dec. 28, 2020	Dec. 21, 2020	Nov. 20, 2020	Nov. 11, 2020	Nov. 05, 2020	Oct. 29, 2020	Oct. 19, 2020	Oct. 12, 2020	Oct. 08, 2020	Oct. 01, 2020	Sep. 25, 2020	Sep. 22, 2020	Sep. 14, 2020	Sep. 09, 2020	Sep. 08, 2020	Aug. 31, 2020	Aug. 25, 2020	Aug. 21, 2020	Aug. 11, 2020	Aug. 04, 2020	Jul. 29, 2020	Jul. 23, 2020	Jul. 21, 2020	Jul. 20, 2020
Peak One Cashless Exercise One [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																										$ 100,000
[custom:AntiDilutionBasePrice-0]																										3.00%
Share Price																										$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																										250,358
Common Stock, Shares Subscribed but Unissued																										250,000
Warrants Not Settleable in Cash, Fair Value Disclosure																										$ 7,511
Peak One Cashless Exercise Two [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																									$ 92,489
[custom:AntiDilutionBasePrice-0]																									3.00%
Share Price																									$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																									250,358
Common Stock, Shares Subscribed but Unissued																									250,000
Warrants Not Settleable in Cash, Fair Value Disclosure																									$ 7,511
Peak One Cashless Exercise Three [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																								$ 84,979
[custom:AntiDilutionBasePrice-0]																								3.00%
Share Price																								$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																								250,358
Common Stock, Shares Subscribed but Unissued																								250,000
Warrants Not Settleable in Cash, Fair Value Disclosure																								$ 7,511
Peak One Cashless Exercise Four [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																							$ 77,468
[custom:AntiDilutionBasePrice-0]																							3.00%
Share Price																							$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																							250,358
Common Stock, Shares Subscribed but Unissued																							250,000
Warrants Not Settleable in Cash, Fair Value Disclosure																							$ 7,511
Peak One Cashless Exercise Five [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																						$ 69,957
[custom:AntiDilutionBasePrice-0]																						3.00%
Share Price																						$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																						250,358
Common Stock, Shares Subscribed but Unissued																						250,000
Warrants Not Settleable in Cash, Fair Value Disclosure																						$ 7,511
Peak One Cashless Exercise Six [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																					$ 62,446
[custom:AntiDilutionBasePrice-0]																					3.00%
Share Price																					$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																					500,715
Common Stock, Shares Subscribed but Unissued																					500,000
Warrants Not Settleable in Cash, Fair Value Disclosure																					$ 15,021
Peak One Cashless Exercise Seven [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																				$ 47,425
[custom:AntiDilutionBasePrice-0]																				3.00%
Share Price																				$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																				500,715
Common Stock, Shares Subscribed but Unissued																				500,000
Warrants Not Settleable in Cash, Fair Value Disclosure																				$ 15,021
Peak One Cashless Exercise Eight [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																			$ 32,403
[custom:AntiDilutionBasePrice-0]																			2.05%
Share Price																			$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																			500,489
Common Stock, Shares Subscribed but Unissued																			500,000
Warrants Not Settleable in Cash, Fair Value Disclosure																			$ 10,260
Peak One Cashless Exercise Nine [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																		$ 22,143
[custom:AntiDilutionBasePrice-0]																		2.05%
Share Price																		$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																		500,489
Common Stock, Shares Subscribed but Unissued																		500,000
Peak One Cashless Exercise Ten [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																$ 11,883
[custom:AntiDilutionBasePrice-0]																2.05%
Share Price																$ 21.00
[custom:NumberWTSSharesElectedForPurchase-0]																470,786
Common Stock, Shares Subscribed but Unissued																470,326
Warrants Not Settleable in Cash, Fair Value Disclosure																$ 9,651
Peak One Cashless Exercise Total [Member]
Short-Term Debt [Line Items]
[custom:NumberWTSSharesElectedForPurchase-0]	3,724,984
Common Stock, Shares Subscribed but Unissued	3,720,326
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 97,768
Peak One Cashless Exercise Eleven [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]											$ 75,000
[custom:AntiDilutionBasePrice-0]											1.672%
Share Price											$ 10.00
[custom:NumberWTSSharesElectedForPurchase-0]											750,000
Common Stock, Shares Subscribed but Unissued											748,746
Warrants Not Settleable in Cash, Fair Value Disclosure											$ 12,540
Peak One Cashless Exercise Twelve [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]				$ 62,460
[custom:AntiDilutionBasePrice-0]				0.609%
Share Price				$ 0.068
[custom:NumberWTSSharesElectedForPurchase-0]				2,564,039
Common Stock, Shares Subscribed but Unissued				2,344,407
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 15,615
Peak One Cashless Exercise Thirteen [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]			$ 46,845
[custom:AntiDilutionBasePrice-0]			0.609%
Share Price			$ 0.068
[custom:NumberWTSSharesElectedForPurchase-0]			2,564,039
Common Stock, Shares Subscribed but Unissued			2,344,407
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 15,615
Peak One Cashless Exercise Fourteen [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]		$ 31,230
[custom:AntiDilutionBasePrice-0]		0.609%
Share Price		$ 0.068
[custom:NumberWTSSharesElectedForPurchase-0]		5,128,079
Common Stock, Shares Subscribed but Unissued		4,668,814
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 31,230
Peak One Cashless Exercise Total Two [Member]
Short-Term Debt [Line Items]
[custom:NumberWTSSharesElectedForPurchase-0]	11,006,157
Common Stock, Shares Subscribed but Unissued	10,086,374
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 75,000
E M A Cashless Exercise One [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]																	$ 375,000
[custom:AntiDilutionBasePrice-0]																	0.812%
Share Price																	$ 17.00
[custom:NumberWTSSharesElectedForPurchase-0]																	2,400,002
Common Stock, Shares Subscribed but Unissued																	2,398,856
Warrants Not Settleable in Cash, Fair Value Disclosure																	$ 19,488
E M A Cashless Exercise Two [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]															$ 355,512
[custom:AntiDilutionBasePrice-0]															0.812%
Share Price															$ 17.00
[custom:NumberWTSSharesElectedForPurchase-0]															2,950,000
Common Stock, Shares Subscribed but Unissued															2,948,951
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 23,954
E M A Exercise Three [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]														$ 331,558
[custom:AntiDilutionBasePrice-0]														0.812%
Share Price														$ 10.00
[custom:NumberWTSSharesElectedForPurchase-0]														3,400,000
Common Stock, Shares Subscribed but Unissued														3,397,239
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 27,608
E M A Cashless Exercise Four [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]													$ 303,950
[custom:AntiDilutionBasePrice-0]													0.812%
Share Price													$ 10.00
[custom:NumberWTSSharesElectedForPurchase-0]													3,600,000
Common Stock, Shares Subscribed but Unissued													3,597,077
Warrants Not Settleable in Cash, Fair Value Disclosure													$ 29,232
E M A Cashless Exercise Five [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]												$ 274,718
[custom:AntiDilutionBasePrice-0]												0.812%
Share Price												$ 10.00
[custom:NumberWTSSharesElectedForPurchase-0]												4,150,000
Common Stock, Shares Subscribed but Unissued												4,146,630
Warrants Not Settleable in Cash, Fair Value Disclosure												$ 33,698
E M A Cashless Exercise Six [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]										$ 241,020
[custom:AntiDilutionBasePrice-0]										0.812%
Share Price										$ 6.50
[custom:NumberWTSSharesElectedForPurchase-0]										4,600,000
Common Stock, Shares Subscribed but Unissued										4,594,254
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 37,352
E M A Cashless Exercise Seven [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]									$ 203,668
[custom:AntiDilutionBasePrice-0]									0.812%
Share Price									$ 6.50
[custom:NumberWTSSharesElectedForPurchase-0]									4,800,000
Common Stock, Shares Subscribed but Unissued									4,794,004
Warrants Not Settleable in Cash, Fair Value Disclosure									$ 38,976
E M A Cashless Exercise Eight [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]								$ 164,692
[custom:AntiDilutionBasePrice-0]								0.812%
Share Price								$ 2.02
[custom:NumberWTSSharesElectedForPurchase-0]								5,200,000
Common Stock, Shares Subscribed but Unissued								5,179,097
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 42,224
E M A Cashless Exercise Nine [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]							$ 122,468
[custom:AntiDilutionBasePrice-0]							0.812%
Share Price							$ 0.60
[custom:NumberWTSSharesElectedForPurchase-0]							5,500,000
Common Stock, Shares Subscribed but Unissued							5,425,567
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 44,660
E M A Cashless Exercise Ten [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]						$ 77,808
[custom:AntiDilutionBasePrice-0]						0.812%
Share Price						$ 0.43
[custom:NumberWTSSharesElectedForPurchase-0]						5,700,000
Common Stock, Shares Subscribed but Unissued						5,592,363
Warrants Not Settleable in Cash, Fair Value Disclosure						$ 46,284
E M A Cashless Exercise Eleven [Member]
Short-Term Debt [Line Items]
[custom:AntiDilutionValueWTS-0]					$ 31,524
[custom:AntiDilutionBasePrice-0]					0.812%
Share Price					$ 0.30
[custom:NumberWTSSharesElectedForPurchase-0]					3,882,264
Common Stock, Shares Subscribed but Unissued					3,777,184
Warrants Not Settleable in Cash, Fair Value Disclosure					$ 31,524
E M A Cashless Exercise Total [Member]
Short-Term Debt [Line Items]
[custom:NumberWTSSharesElectedForPurchase-0]	46,182,266
Common Stock, Shares Subscribed but Unissued	45,851,222
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 375,000